                    WARBURG PINCUS SMALL COMPANY GROWTH FUND

                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 27, 1998

  Effective as of the close of The New York Stock Exchange, Inc. on November 7, 1997 ("Closure"), Warburg Pincus Small Company Growth Fund (the "Fund") was closed to purchases by certain new investors. The sale of additional Fund shares is currently limited to the following investors:

  - persons who were both beneficial and record owners of Fund shares at Closure;

  - beneficial owners of Fund shares at Closure through accounts maintained by intermediaries (such as brokerage firms and other industry professionals) by arrangement with the Fund and/or the Fund's distributor;

  - new or existing clients of certain financial advisers and planners who have at least one client that was a Fund shareholder at Closure, including financial advisers and planners who invest in the Fund through accounts maintained by intermediaries (such as brokerage firms and other industry professionals);

  - a retirement plan, which was an owner of Fund shares at Closure, purchasing Fund shares in the ordinary course of its operations for the benefit of new or existing plan participants;

  - clients of the Fund's investment adviser (the "Adviser"); and

  - directors, officers and employees of the Adviser and its affiliates.

  Distributions of dividends and capital gains will continue to be reinvested unless a shareholder elects otherwise. The Fund may reopen in the future depending on market conditions and other relevant considerations.

Dated: February 27, 1998                                           WPUSS-16-0298

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                    WARBURG PINCUS SMALL COMPANY GROWTH FUND
                                (ADVISOR SHARES)

                SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 27, 1998

  Effective as of the close of The New York Stock Exchange, Inc. on November 7, 1997 ("Closure"), Warburg Pincus Small Company Growth Fund (the "Fund") was closed to purchases by certain new investors. The sale of additional Fund shares is currently limited to the following investors:

  - persons who were both beneficial and record owners of Fund shares at Closure;

  - beneficial owners of Fund shares at Closure through accounts maintained by intermediaries (such as brokerage firms and other industry professionals) by arrangement with the Fund and/or the Fund's distributor;

  - new or existing clients of certain financial advisers and planners who have at least one client that was a Fund shareholder at Closure, including financial advisers and planners who invest in the Fund through accounts maintained by intermediaries (such as brokerage firms and other industry professionals);

  - a retirement plan, which was an owner of Fund shares at Closure, purchasing Fund shares in the ordinary course of its operations for the benefit of new or existing plan participants;

  - clients of the Fund's investment adviser (the "Adviser"); and

  - directors, officers and employees of the Adviser and its affiliates.

  Distributions of dividends and capital gains will continue to be reinvested unless a shareholder elects otherwise. The Fund may reopen in the future depending on market conditions and other relevant considerations.

Dated: February 27, 1998                                           ADSCG-16-0298